Comprehensive Income and Capital Structure	3 Months Ended
Dec. 31, 2015
Comprehensive Income And Capital Structure [Abstract]
Comprehensive Income And Capital Structure

4. Comprehensive Income and Capital Structure

The following table presents the activity included in stockholders’ equity during the three months ended December 31, 2015 (in thousands):

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Stockholders’ Equity
Balance at September 30, 2015	$497	$345,934	$557,405	$(20,720)	$883,116
Issuance of common stock	94	315,715			315,809
Stock-based compensation		7,179			7,179
Net income			7,118		7,118
Other comprehensive loss				(2,469)	(2,469)
Amounts reclassified out of other comprehensive income, net of tax				400	400
Balance at December 31, 2015	$591	$668,828	$564,523	$(22,789)	$1,211,153
Accumulated other comprehensive loss consists of adjustments related to the translation of foreign currencies and fair value adjustments associated with cash flow hedges. The following table presents the changes in accumulated other comprehensive income (loss), by component, during the three months ended December 31, 2015 (in thousands):

	Foreign Currency Translation	Derivative Financial Instruments	Accumulated Other Comprehensive Loss
Balance at September 30, 2015	$(19,293)	$(1,427)	$(20,720)
Other comprehensive income (loss) recognized in accumulated other comprehensive income, net of tax	(2,469)	—	(2,469)
Amounts reclassified out of other comprehensive loss, net of tax	—	400	400
Balance at December 31, 2015	$(21,762)	$(1,027)	$(22,789)
The reclassification of $0.4 million out of accumulated other comprehensive loss into the consolidated statement of operations during the three months ended December 31, 2015 is included in interest expense.